INVESTMENTS IN ASSOCIATES - MTS Bank (Details) - RUB (₽) ₽ in Millions	1 Months Ended					12 Months Ended
	Jun. 30, 2017	Nov. 30, 2016	Oct. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 31, 2017
Statement of financial position
Total assets						₽ 551,070	₽ 544,470
Non-controlling interests						(4,079)	(4,713)
Consideration for acquisition of interest in associates						723	4,094
Statement of profit or loss
Total interest expense						23,799	24,614	₽ 26,719
Net loss/(profit) for the year						(56,590)	(48,450)	(47,404)
Total comprehensive loss (income) for the year						(53,766)	(30,643)	(45,732)
MTS Bank
Statement of financial position
Number of shares placed		10,000,000		3,588,304
MTS Bank
Statement of financial position
Total assets						142,405	166,594
Total liabilities						(121,169)	(137,627)
Non-controlling interests							(3,339)
Total identifiable net assets attributable to the Group						₽ 21,236	₽ 25,628
Percentage of ownership in associate		26.60%	26.80%	26.80%	27.00%	26.60%	26.60%
The Group's share of identifiable net assets						₽ 6,127	₽ 6,817
Impairment of investment in associate						(3,225)	(3,225)
Carrying amount of the Group's interest						2,902	3,592
Number of shares under placement acquired by the group		2,637,310		946,347
Consideration for acquisition of interest in associates		₽ 2,769		₽ 1,325
Statement of profit or loss
Total interest income						(14,204)	(16,555)	(20,455)
Total interest expense						6,505	8,364	9,691
Net loss/(profit) for the year						593	4,495	15,371
The Group's share of the loss (profit) of the associate for the year						109	1,179	4,078
Other comprehensive loss / (income) for the year						2,000	1,614	(1,251)
Total comprehensive loss (income) for the year						2,593	6,109	14,120
The Group's share of total comprehensive loss (income) of the associate for the year						690	₽ 1,608	₽ 3,737
East-West United Bank | MTS Bank
Statement of financial position
Percentage of voting rights disposed									47.00%
East-West United Bank | MTS Bank
Statement of financial position
Accumulated foreign currency translation reserve						₽ 659
East-West United Bank | MTS Bank | Accumulated other comprehensive income
Statement of financial position
Accumulated foreign currency translation reserve									₽ 659
Maximum | East-West United Bank | MTS Bank
Statement of financial position
Percentage of ownership in associate	20.00%